Short-Term Borrowings - Additional Information (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended
	Jun. 30, 2019 CNY (¥)	Jul. 31, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Jul. 31, 2018 USD ($)	Sep. 25, 2017
Loan Borrowed			¥ 50,000	$ 7,078		¥ 80,000
Interest Rate								8.00%
Loan One [Member] | China Merchant Bank Co., Ltd [Member]
Lender name	China Merchant Bank Co., Ltd.	China Merchant Bank Co., Ltd.
Loan Term	1 year	1 year
Loan Borrowed	¥ 50,000	¥ 80,000
Interest Rate	4.15%	4.20%			4.15%		4.20%
Collateral Value	¥ 55,810	¥ 92,653			$ 8,000		$ 13,500
Percentage of interest bearing on deposit	2.63%	3.26%			2.63%		3.26%
Debt instrument, maturity	The borrowing was repaid in June 2020.
Loan Two [Member] | China Merchant Bank Co., Ltd [Member]
Lender name	China Merchant Bank Co., Ltd.
Loan Term	1 year
Loan Borrowed	¥ 50,000
Interest Rate	4.15%				4.15%
Collateral Value	¥ 55,810				$ 8,000
Percentage of interest bearing on deposit	2.63%				2.63%
Debt instrument, maturity	The borrowing will be due for repayment in June 2020.